FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of disclosure of financial assets

	June 30, 2023	December 31, 2022
	$	$
Assets:
Measured at amortized cost (i)	13,424	4,277
Liabilities:
Amortized cost (ii)	26,906	14,109
Fair value through P&L (iii)	610	—

(i)	Cash and cash equivalents, and trade and other receivables
(ii)	Accounts payable and accrued liabilities, current loans, and lease obligations.
(iii)	Embedded derivatives related to convertible debt (only financial instrument carried at fair value)